Debt, 1st CMBFL SLBs (Details) $ in Thousands						1 Months Ended		6 Months Ended
	Jan. 25, 2024 USD ($)	Jan. 25, 2024 USD ($)	Jan. 23, 2024 USD ($)	Jan. 18, 2024 USD ($)	Jan. 16, 2024 USD ($)	Sep. 30, 2023	Jul. 31, 2023	Jun. 30, 2024 USD ($) Vessel Installment	Jun. 30, 2023 USD ($)
Debt [Abstract]
Proceeds from short-term debt								$ 28,000	$ 0
Repayments of short-term debt								$ 28,000	$ 0
M/T Julius Caesar [Member]
Debt [Abstract]
Purchase price of vessel					$ 48,604
M/T Legio X Equestris [Member]
Debt [Abstract]
Purchase price of vessel			$ 49,272
1st CMBFL Facility [Member]
Debt [Abstract]
Term of time charter								8 years
Number of payment installments | Installment								32
Frequency of periodic payment								quarterly
Installment payment								$ 675
Balloon payment payable at maturity								$ 32,403
Bareboat hire rate per annum				$ 7,300
Proceeds from sale of vessel	$ 125,000
Number of vessels sold | Vessel								2
1st CMBFL Facility [Member] | M/T Julius Caesar [Member]
Debt [Abstract]
Consideration to be paid if option to buy back vessel is exercised				37,500
Proceeds from sale of vessel				62,500
1st CMBFL Facility [Member] | M/T Legio X Equestris [Member]
Debt [Abstract]
Consideration to be paid if option to buy back vessel is exercised	$ 37,500	$ 37,500
Proceeds from sale of vessel		62,500
1st CMBFL Facility [Member] | LIBOR [Member]
Debt [Abstract]
Term of variable rate								3 months
1st CMBFL Facility [Member] | Term SOFR [Member] | M/T Julius Caesar [Member]
Debt [Abstract]
Basis spread on variable rate							2.60%
1st CMBFL Facility [Member] | Term SOFR [Member] | M/T Legio X Equestris [Member]
Debt [Abstract]
Basis spread on variable rate						2.60%
HSBC Bridge [Member]
Debt [Abstract]
Proceeds from short-term debt			$ 8,000		20,000
Repayments of short-term debt		$ 8,000		$ 20,000
Maximum borrowing capacity					$ 24,000
Borrowing percentage fee					1.00%
HSBC Bridge [Member] | Term SOFR [Member]
Debt [Abstract]
Basis spread on variable rate					3.00%